LOANS, FINANCING AND DEBENTURES - Interest and non-current funding (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Interest on financing	R$ 1,204,490	R$ 935,010
Non-current funding	2,451,047	1,108,376
Current borrowings	3,655,537	2,043,386
Non-current
Non-current funding	75,973,092	70,856,496
Non-current borrowings	75,973,092	70,856,496
Total
Interest on financing	1,204,490	935,010
Non-current funding	78,424,139	71,964,872
Total borrowings	R$ 79,628,629	R$ 72,899,882	R$ 63,684,326